Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net
Property and equipment, gross	$ 20,079	$ 10,268
Less: accumulated depreciation and amortization	(5,376)	(3,398)
Property and equipment, net	14,703	6,870
Depreciation and amortization expense	2,090	1,316	$ 758
Machinery and equipment
Property and Equipment, Net
Property and equipment, gross	6,861	5,102
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	4,212	4,166
Software
Property and Equipment, Net
Property and equipment, gross	3,831	888
Construction in progress
Property and Equipment, Net
Property and equipment, gross	5,086	70
Other
Property and Equipment, Net
Property and equipment, gross	$ 89	$ 42